Share-Based Payments (Details) - Schedule of Equity Awards Activity - $ / shares	1 Months Ended	5 Months Ended
	Jun. 30, 2023	Jun. 07, 2023
Common Stock [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Unvested, shares beginning balance	1,895,179
Unvested, per share beginning balance	$ 13.06
Granted, shares
Granted, per share
Forfeited, shares	(324,625)
Forfeited, per share	$ 10.82
Vested, shares
Vested, per share
Accelerated, shares	(451,356)
Accelerated, per share	$ 15.05
Unvested, shares ending balance	1,119,198
Unvested, per share ending balance	$ 12.91
Member Units [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Unvested, shares beginning balance		226,494
Unvested, per share beginning balance		$ 63.25
Granted, shares
Granted, per share
Forfeited, shares
Forfeited, per share
Vested, shares		(107,418)
Vested, per share		$ 63.18
Accelerated, shares
Accelerated, per share
Unvested, shares ending balance		119,076
Unvested, per share ending balance		$ 63.32